Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Liquidity [Abstract]
Net loss	¥ (80,478)	$ (11,449)	¥ (56,362)	¥ (25,466)
Net cash used in operating activities	(69,894)	$ (9,941)	(73,170)	(65,442)
Accumulated deficit	(289,818)		(221,098)		$ (41,233)
Cash and cash equivalents and restricted cash	22,294		24,674	¥ 36,239	3,172	$ 3,381	¥ 5,908
Restricted cash	¥ 343		¥ 1,239		49
Additional capital injection (in Dollars)					$ 52,501